Promissory Note to BitFuFu	12 Months Ended
Sep. 30, 2023
Arisz Acquisition Corp. [Member]
Promissory Note to BitFuFu [Line Items]
Promissory Note to BitFuFu

Note 11 — Promissory Note to BitFuFu

Pursuant to the Merger Agreement, on October 10, 2022, the Company issued an unsecured promissory note to BitFuFu (“BitFufu Note”) up to an aggregate amount of $2,220,000 at an interest rate of 3.5% per annum and is due initially on October 26, 2023, and subsequently extended to November 17, 2024 (see Note 1). Arisz may elect to issue a number of unregistered shares of its common stock, valued for these purposes at $10.00 per share, the aggregate value of which shall be equal to the outstanding principal amount of the Loan to the BitFuFu or its designee in lieu of paying all outstanding principal under BitFufu Note upon the maturity date. On April 24, 2023, Arisz and BitFuFu entered into Amendment No. 3 to the Merger Agreement to provide, among other things, to reduce the amount of the Loan from $2,220,000 to $1,930,000 for the purpose of funding Arisz’s extension of the time to consummate a business combination and for working capital purposes.

On July 28, 2023, Arisz and BitFuFu entered into Amendment No. 4 to the Merger Agreement to provide, among other things, to increase the amount of the Loan from $1,930,000 to $4,180,000 for the purpose of funding Arisz’s extension of the time to consummate a business combination and for working capital purposes. The maturity date of the BitFufu Note was extended to November 17, 2024.

As of September 30, 2023, $2,380,000 of the BitFufu Note was outstanding with an accrued interest of $51,229.